Net Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share

NOTE 2—NET INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share is computed by giving effect to all potential dilutive common shares, including outstanding options and warrants.

Potential dilutive common shares also include the dilutive effect of the common stock underlying in-the-money stock options and warrants that were calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the proceeds from the exercise of an option or warrant is assumed to be used to repurchase shares in the current period. In addition, the average amount of compensation cost for in-the-money options, if any, for future service that the Company has not yet recognized when the option is exercised, is also assumed to repurchase shares in the current period.

A reconciliation of the numerator and denominator used in the calculation is as follows (in thousands, except per share amounts):

	Years Ended December 31,
	2016	2015	2014
Numerator:
Net income (loss)-basic	$(24,094)	$43,822	$(21,584)
Less: noncash income from change in fair value of common stock warrants	—	3,906	9,344
Net income (loss)-diluted	(24,094)	39,916	$(30,928)
Denominator:
Weighted-average number of common shares outstanding	71,524	70,242	60,335
Dilutive effect of equity incentive awards	—	1,873	—
Dilutive effect of warrants	—	1,368	3,051
Weighted-average common shares outstanding and dilutive potential common share-diluted	71,524	73,483	63,386
Net income (loss) per share:
Basic	$(0.34)	$0.62	$(0.36)
Diluted	$(0.34)	$0.54	$(0.49)

The following warrants, outstanding options and purchase rights under the Company’s 2004 Employee Stock Purchase Plan (“2004 Purchase Plan”) were excluded from the computation of diluted net income (loss) per common share for the periods presented because including them would have had an antidilutive effect (in thousands)

	Years Ended December 31,
	2016	2015	2014
Shares issuable upon exercise of warrants	8,300	8,300	—
Shares issuable upon exercise of stock options	10,942	6,750	8,169
Shares issuable related to the ESPP	31	34	67